SHARE-BASED COMPENSATION (Summary of Performance Units Activity) (Details) (CNY)	12 Months Ended
Dec. 31, 2012
2004 Plan [Member] | Equity-settled performance units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Balance at beginning of year	342,322
Number of Shares, Settled	(168,634)
Number of Shares, Forfeited	(30,092)
Number of Shares, Balance at end of year	143,596
Number of Shares, Vested and expected to vest at end of year	100,329
Weighted average grant date fair value, Balance at beginning of year	4.01
Weighted average grant date fair value, Settled	4.12
Weighted average grant date fair value, Forfeited	4.08
Weighted average grant date fair value, Balance at end of year	3.86
Weighted average grant date fair value, Vested and expected to vest at end of year	3.84
2004 Plan [Member] | Cash-settled performance units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Balance at beginning of year	56,686
Number of Shares, Granted	20,406
Number of Shares, Settled	(20,097)
Number of Shares, Balance at end of year	56,995
2009 Plan [Member] | Equity-settled performance units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Balance at beginning of year	112,144
Number of Shares, Granted	1,848,210
Number of Shares, Settled	(26,532)
Number of Shares, Forfeited	(49,054)
Number of Shares, Balance at end of year	1,884,768
Number of Shares, Vested and expected to vest at end of year	1,551,431
Weighted average grant date fair value, Balance at beginning of year	10.23
Weighted average grant date fair value, Granted	7.88
Weighted average grant date fair value, Settled	10.27
Weighted average grant date fair value, Forfeited	8.56
Weighted average grant date fair value, Balance at end of year	7.96
Weighted average grant date fair value, Vested and expected to vest at end of year	7.96